Income Tax	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income tax
8.	Income Tax

No provision for income taxes has been required to be accrued because the Company and all of its subsidiaries are in cumulative loss positions for all the periods presented.

The Company recorded a full valuation allowance against deferred tax assets of all its consolidated entities because all entities were in a cumulative loss position as of December 31, 2018 and September 30, 2019. No unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.